Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations

Note 2: Business Combinations
We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional contingent consideration related to acquisitions, which is considered to be a guarantee, see Note 15 (Guarantees, Pledged Assets and Collateral, and Other Commitments).
Business combinations completed in 2017 and 2016 are presented in Table 2.1. There were no new acquisitions during 2018. As of December 31, 2018, we had no pending acquisitions.

Table 2.1: Business Combinations Activity

Name of acquisition	Location	Type of business	Date	Total assets (in millions)
2017:
Golden Capital Management, LLC	Charlotte, NC	Asset Management	July 1	$83

2016:
GE Railcar Services	Chicago, IL	Railcar and locomotive leasing	January 1	$4,339
GE Capital’s Commercial Distribution Finance and Vendor Finance Businesses	North America, Asia, Australia / New Zealand and EMEA	Specialty Lending	March 1, July 1, August 1 & October 1	32,531
Analytic Investors, LLC	Los Angeles, CA	Asset Management	October 1	106
				$36,976

During 2018, we completed the sale of Wells Fargo Shareowner Services in February, the sale of the automobile lending business of Reliable Financial Services, Inc. and Reliable Finance Holding Company in August, and the sale of 52 branches in Indiana, Ohio, Michigan and part of Wisconsin in November. Included with the branches sale were approximately $2.0 billion of deposits.